LEASE	6 Months Ended
Jun. 30, 2021
LEASE
NOTE 4 - LEASE

4. LEASE

The Company leased office under various non-cancelable operating leases expiring at the term of 2 years, through December 31, 2022.

Right of use assets and lease liability - right of use are as follows:

	June 30, 2021	December 31, 2020
		(Audited)

Right-of-use assets	$40,262	$-

The lease liability - right of use is as follows:

	June 30, 2021	December 31, 2020
		(Audited)

Current portion	$25,163	$-
Non-current portion	12,889	-

Total lease liabilities	$38,052	$-

As of June 30, 2021, the operating lease payment of $27,066 will become matured in the next 12 months.